Net revenues	6 Months Ended
Jun. 30, 2020
Disaggregation Of Revenue [Abstract]
Net revenues
22	Net revenues

The following table presents our revenue recognized from contracts with customers disaggregated by the four types of pricing models:

	For the six months ended June 30,
	2019	2020

Recognized over time
- Sales agent	3,030	2,543
- Cost-plus	7,298	10,486
- SaaS products offering	4,015	8,005
	14,343	21,034

Recognized at a point in time
- Specified actions	74,021	84,572
- SaaS products offering	201	1,542
	74,222	86,114

Total	88,565	107,148